INVESTMENTS - Impairments (Details) - Other income/ (expense) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairments
Impairment charges of equity securities with readily determinable fair value			¥ 116
Available-for-sale debt investments impairment charges	¥ 150	¥ 0	156
Equity method investment impairment charges	0	61	64
Impairment charges of equity securities without readily determinable fair value	¥ 55	¥ 0	¥ 139